Contingent Earnout Liability - Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate (Details)	Sep. 30, 2023 Y USD ($)	Aug. 10, 2023 Y USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0
Current stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | $	5.12	11.34
Expected share price volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	65.0	65.0
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	4.6	4.2
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | Y	4.9	5
Estimated dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0	0